Note 1 - Introduction, Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information	12 Months Ended
Dec. 31, 2017
Introduction, Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information
Basis For The Presentation Of The Consolidated Financial Statements, Internal Control Of Financial Information And Other Information

Introduction, basis for the presentation of the Consolidated Financial Statements, internal control of financial information and other information

Introduction

Banco Bilbao Vizcaya Argentaria, S.A. (hereinafter “the Bank” or “BBVA") is a private-law entity subject to the laws and regulations governing banking entities operating in Spain. It carries out its activity through branches and agencies across the country and abroad.

The Bylaws and other public information are available for inspection at the Bank’s registered address (Plaza San Nicolás, 4 Bilbao) as noted on its web site (www.bbva.com).

In addition to the activities it carries out directly, the Bank heads a group of subsidiaries, joint ventures and associates which perform a wide range of activities and which together with the Bank constitute the Banco Bilbao Vizcaya Argentaria Group (hereinafter, “the Group” or “the BBVA Group”). In addition to its own separate financial statements, the Bank is required to prepare Consolidated Financial Statements comprising all consolidated subsidiaries of the Group.

As of December 31, 2017, the BBVA Group had 331 consolidated entities and 76 entities accounted for using the equity method (see Notes 3 and 16 and Appendix I to V).

The Consolidated Financial Statements of the BBVA Group for the year ended December 31, 2017, have been authorized for issue on April 5, 2018.

Basis for the presentation of the Consolidated Financial Statements

The BBVA Group’s Consolidated Financial Statements are presented in compliance with IFRS-IASB (International Financial Reporting Standards as issued by the International Accounting Standards Board) and in accordance with the International Financial Reporting Standards endorsed by the European Union (hereinafter, “EU-IFRS”) applicable as of December 31, 2017, considering the Bank of Spain Circular 4/2004, of December, 22 (and as amended thereafter), and with any other legislation governing financial reporting applicable to the Group in Spain.

The BBVA Group’s accompanying Consolidated Financial Statements for the years ended December 31, 2017, 2016 and 2015 were prepared by the Group’s Directors (through the Board of Directors held on February 12, 2018) by applying the principles of consolidation, accounting policies and valuation criteria described in Note 2, so that they present fairly the Group’s total consolidated equity and financial position as of December 31, 2017, 2016 and 2015 together with the consolidated results of its operations and cash flows generated during the years ended December 31, 2017, 2016 and 2015.

These Consolidated Financial Statements were prepared on the basis of the accounting records kept by the Bank and each of the other entities in the Group. Moreover, they include the adjustments and reclassifications required to harmonize the accounting policies and valuation criteria used by the Group (see Note 2.2).

All effective accounting standards and valuation criteria with a significant effect in the Consolidated Financial Statements were applied in their preparation.

The amounts reflected in the accompanying Consolidated Financial Statements are presented in millions of euros, unless it is more appropriate to use smaller units. Some items that appear without a balance in these Consolidated Financial Statements are due to how the units are expressed. Also, in presenting amounts in millions of euros, the accounting balances have been rounded up or down. It is therefore possible that the totals appearing in some tables are not the exact arithmetical sum of their component figures.

The percentage changes in amounts have been calculated using figures expressed in thousands of euros

Comparative information

During 2017, there were no significant changes to the existing structure of the BBVA Group’s operating segments in comparison to 2016 (Note 6). Certain prior year balances have been reclassified to conform to current period presentation

Seasonal nature of income and expenses

The nature of the most significant activities carried out by the BBVA Group’s entities is mainly related to typical activities carried out by financial institutions, which are not significantly affected by seasonal factors within the same year

Responsibility for the information and for the estimates made

The information contained in the BBVA Group’s Consolidated Financial Statements is the responsibility of the Group’s Directors.

Estimates have to be made at times when preparing these Consolidated Financial Statements in order to calculate the recorded or disclosed amount of some assets, liabilities, income, expenses and commitments. These estimates relate mainly to the following:

  Impairment on certain financial assets (see Notes 7, 12, 13, 14 and 16).
  The assumptions used to quantify certain provisions (see Note 24) and for the actuarial calculation of post-employment benefit liabilities and commitments (see Note 25).
  The useful life and impairment losses of tangible and intangible assets (see Notes 17, 18, 20 and 21).
  The valuation of goodwill and price allocation of business combinations (see Note 18).
  The fair value of certain unlisted financial assets and liabilities (see Notes 7, 8, 10, 11 and 12).
  The recoverability of deferred tax assets (See Note 19).
  The exchange rate and the inflation rate of Venezuela (see Notes 2.2.16 and 2.2.20).

Although these estimates were made on the basis of the best information available as of the end of the reporting period, future events may make it necessary to modify them (either up or down) over the coming years. This would be done prospectively in accordance with applicable standards, recognizing the effects of changes in the estimates in the corresponding consolidated income statement

BBVA Group’s Internal Control over Financial Reporting

BBVA Group’s Financial Statements is prepared under an Internal Control over Financial Reporting Model (hereinafter “ICFR"). It provides reasonable assurance with respect to the reliability and the integrity of the consolidated financial statements. It is also aimed to ensure that the transactions are processed in accordance with the applicable laws and regulations.

The ICFR is in accordance with the control framework established in 2013 by the “Committee of Sponsoring Organizations of the Treadway Commission” (hereinafter, "COSO"). The COSO 2013 framework sets five components that constitute the basis of the effectiveness and efficiency of the internal control systems:

  The establishment of an appropriate control environment.
  The assessment of the risks that could arise during the preparation of the financial information.
  The design of the necessary controls activities to mitigate the identified risks.
  The establishment of an appropriate system of information and communication to detect and report system weaknesses.
  The monitoring activities over the controls to ensure they perform correctly and are effective over time.

The ICFR is a dynamic model that evolves continuously over time to reflect the reality of the BBVA Group’s businesses and processes, as well as the risks and controls designed to mitigate them. It is subject to a continuous evaluation by the internal control units located in the different entities of BBVA Group.

These internal control units are integrated within the BBVA internal control model which is based in two pillars:

1) A control system organized into three lines of defense:

  The first line is located within the business and support units, which are responsible for identifying risks associated with their processes and to execute the controls established to mitigate them.
  The second line comprises the specialized control units (Compliance, Internal Financial Control, Internal Risk Control, Engineering Risk, Fraud & Security, and Operations Control among others). This second line defines the models and controls under their areas of responsibility and monitors the design, correct implementation and effectiveness of the controls
  The third line is the Internal Audit unit, which conducts an independent review of the model, verifying the compliance and effectiveness of the model.

2) A set of committees called Corporate Assurance that helps to escalate the internal control issues to the management at a Group level and also in each of the countries where the Group operates.

The internal control units comply with a common and standard methodology established at Group level, as set out in the following diagram:

The ICFR Model is subject to annual evaluations by the Group’s Internal Audit Unit. It is also supervised by the Audit and Compliance Committee of the Bank’s Board of Directors.

The BBVA Group also complies with the requirements of the Sarbanes-Oxley Act (hereafter “SOX”) for consolidated financial statements as a listed company with the U.S. Securities and Exchange Commission (“SEC”). The main senior executives of the Group are involved in the design, compliance and implementation of the internal control model to make it effective and to ensure the quality and accuracy of the financial information